PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 216,224	$ 29,623	¥ 58,139
Prepayments and other current assets	527,760	72,303	412,946
Total current assets	983,972	134,804	617,208
Total assets	6,726,388	921,512	6,053,943
Current liabilities:
Long-term, current portion	383,016	52,473	722,563
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	846,194	115,928	731,793
Derivative liability	0		163
Other payables	136,706	18,729	171,127
Total current liabilities	2,125,355	291,172	1,951,394
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,693,693	369,034	1,994,014
Total liabilities	5,108,639	699,879	4,306,956
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2023 and 2024, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,169,693	297,247	2,007,965
Accumulated other comprehensive loss	(77,349)	(10,596)	(65,419)
Accumulated deficit	(4,372,832)	(599,076)	(4,064,589)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,280,390)	(312,411)	(2,121,945)
Total liabilities and equity	6,726,388	921,512	6,053,943
Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Common Class B
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Related party
Current assets:
Amounts due to subsidiaries	120,391	16,494	151,685
Current liabilities:
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	1,937	265	1,861
Other payables	117,630	16,115	9,671
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	95,493	13,082	69,182
Subsidiaries
Current assets:
Amounts due to subsidiaries	195,225	26,746	185,466
Parent Company
Current assets:
Cash and cash equivalent	409	56	17,466	$ 2,393	¥ 1,510	¥ 15,058
Prepayments and other current assets	73,592	10,082	24,999
Total current assets	74,001	10,138	42,465
Total assets	74,001	10,138	42,465
Current liabilities:
Short term loan	34,307	4,700	41,179
Long-term, current portion	84,482	11,574	110,574
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	67,300	9,220	20,483
Derivative liability			163
Total current liabilities	2,524,075	345,795	2,164,410
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,190	300
Total liabilities	2,526,265	346,095	2,164,410
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2023 and 2024, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,169,693	297,247	2,007,965
Accumulated other comprehensive loss	(77,349)	(10,596)	(65,419)
Accumulated deficit	(4,544,706)	(622,622)	(4,064,589)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,452,264)	(335,957)	(2,121,945)
Total liabilities and equity	74,001	10,138	42,465
Parent Company | Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Parent Company | Common Class B
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Parent Company | Subsidiaries
Current assets:
Amounts due to subsidiaries	¥ 2,337,986	$ 320,301	¥ 1,992,011